Risk Management - Summary of Fair Value Measurement of Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities		₩ 146,838,781	₩ 148,155,994
At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		284,825	452,234
Financial liabilities, at fair value		284,825	452,234
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		146,553,956	147,703,760
Financial liabilities, at fair value		145,433,258	145,129,539
Derivative liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		279,932	428,670
Financial liabilities, at fair value		279,932	428,670
Derivative liabilities | Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		4,893	23,564
Financial liabilities, at fair value		4,893	23,564
Secured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		1,443,125	773,646
Financial liabilities, at fair value		1,443,125	773,646
Unsecured bond | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		111,874,019	113,792,178
Financial liabilities, at fair value		110,798,858	111,218,771
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		3,699,456	3,807,880
Financial liabilities, at fair value		3,699,456	3,807,880
Unsecured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		19,040,213	19,062,162
Financial liabilities, at fair value		18,994,676	19,061,348
Trade and other payables | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	10,321,100	10,264,050
Financial liabilities, at fair value	[1]	10,321,100	10,264,050
Bank overdraft | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		176,043	3,844
Financial liabilities, at fair value		₩ 176,043	₩ 3,844

[1]	Excludes lease liabilities.